Equipment Financing (Details) - Schedule of future payments under the equipment financing agreements - DIGERATI TECHNOLOGIES, INC [Member]	12 Months Ended
Jul. 31, 2022 USD ($)
Equipment Financing (Details) - Schedule of future payments under the equipment financing agreements [Line Items]
2023	$ 21,566
2024	21,835
2025	21,835
2026	1,820
Total future payments:	67,056
Less: amounts representing interest	4,793
Present value of net minimum equipment financing payments	62,263
Less current maturities	20,638
Long-term equipment financing obligation	41,625
Lease cost:
Amortization of ROU assets	19,920
Interest on lease liabilities	2,599
Operating cashflow from equipment financing:	2,599
Financing cashflow from equipment financing:	$ 19,920
Weighted-average remaining lease term - equipment financing:	3 years 1 month 6 days
Weighted-average discount rate	5.00%